Share-based compensation - VRS 2019 Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment expense recognized	$ 8.2	$ 34.5	$ 24.7
2019 VRSUP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment expense recognized	$ 0.0	$ 1.3	$ 6.4